Other long-term assets and other long-term liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total advance for refundable value added tax on import	$ 17,428	$ 24,524
Less: Current portion of advance for refundable value added tax (note 16)	(2,795)	(2,318)
Long term advances for value added tax recorded in Other long-term liabilities	$ 14,633	$ 22,206